Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions

Note 12 – Related Party Transactions

For the nine months ended September 30, 2021 and 2020, the Company paid fees to a service provider that is a relative of a director for professional services in the amount of $9,900 and $54,500, respectively.

As of September 30, 2021, the Company has amounts due to a related party of $320,000 which are expected to be repaid in the next twelve months.

NOTE 15 – Related Party Transactions

LI Accounting Associates, LLC (LIA), an entity controlled by a relative of the Managing Member PHP, is a vendor of CANB. At December 31, 2020, CANB did not have an account payable due to LIA. For the twelve months ended December 31, 2020, CANB had expenses to LIA of $64,400.

During the twelve months ended December 31, 2020, we had products and service sales to related parties totaling $0.